16. Reserve for Warrants	12 Months Ended
Jun. 30, 2024
Notes
16. Reserve for Warrants

16. Reserve for Warrants

The following summarizes the warrants activity for the years ended June 30, 2024, 2023 and 2022:

	2024		2023			2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	#	$	#	$	#	$
Opening Balance	1,525,054	4.00	821,106	3.93	880,525	1.55
Issuance of Finders’ Warrants	-	-	-	-	184,000	USD 9.375
Issuance of Agents’ Warrants	86,000	USD 2.67	-	-	-	-
Issuance of Incentive Warrants	-	-	75,000	USD 3.00	-	-
Issuance of Incentive Warrants	-	-	75,000	USD 4.00	-	-
Issuance of Incentive Warrants	-	-	75,000	USD 5.00	-	-
Issuance of Performance Warrants	100,000	USD 2.00	-	-	-	-
Issuance of Performance Warrants	100,000	USD 2.50	-	-	-	-
Issuance of Performance Warrants	100,000	USD 3.00	-	-	-	-
Issuance of Settlement Warrants	2,000,000	USD 1.50	500,000	USD 2.50	-	-
Exercised	-	-	(21,052)	1.50	(243,419)	1.50
Expired	(32,000)	1.25	-	-	-	-
Expired	(512,627)	1.50	-	-	-	-
Expired	(71,427)	2.25	-	-	-	-
Cancellation of Settlement Warrants	(2,000,000)	USD 1.50	-	-	-	-
Ending Balance	1,295,000	5.13	1,525,054	4.00	821,106	3.93

Warrant issuances for the year ended June 30, 2022

As part of the IPO which closed on November 23, 2021, the Company issued 184,000 Finders’ Warrants exercisable at USD $9.375 before November 19, 2026. As these Finders’ Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details).

Warrant issuances for the year ended June 30, 2023

As part of an engagement agreement, the Company issued 225,000 Incentive Warrants exercisable at USD $3, $4 and $5, respectively, up to February 17, 2025, and as part of settlement 500,000 Settlement Warrants exercisable at USD $2.50 up to March 31, 2026. As the Incentive Warrants and Settlement Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details).

Warrant issuances for the year ended June 30, 2024

As part of the Offering which closed on September 21, 2023, the Company issued 86,000 Agents’ Warrants exercisable at USD $2.67 for a period of five years. As the Agents’ Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details).

As part of the Marketing Agreement, the Company issued 300,000 Performance Warrants exercisable at USD $2.00, $2.50 and $3.00, respectively, for a period of one year. As the Performance Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details).

16. Reserve for Warrants (continued)

On February 8, 2024, the Company issued 2,000,000 2024 Settlement Warrants pursuant to a property option agreement, exercise price of USD $1.50 for a period of 5 years. As the 2024 Settlement Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 10 for details). On June 28, 2024, the 2024 Settlement Warrants were cancelled.

The following table summarizes information of warrants outstanding as at June 30, 2024:

Date of expiry	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	$	Years
October 2, 2024	100,000	USD 2.00	0.26
October 2, 2024	100,000	USD 2.50	0.26
October 2, 2024	100,000	USD 3.00	0.26
February 17, 2025	75,000	USD 3.00	0.63
February 17, 2025	75,000	USD 4.00	0.63
February 17, 2025	75,000	USD 5.00	0.63
March 31, 2026	500,000	USD 2.50	1.75
November 19, 2026	184,000	USD 9.375	2.40
September 21, 2028	86,000	USD 2.67	4.23
	1,295,000	5.13	1.47